SCHEDULE OF INVENTORY RESERVE (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Balance at beginning of year		¥ 20,776	¥ 11,026
Reversal of allowance for obsolete inventories	$ (519)	(3,693)
Foreign currency translation difference		(14)	(112)
Balance at the end of year		¥ 17,069	¥ 10,914